Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 3.9%
Alexander & Baldwin, Inc.	310,882	5,972,043
American Assets Trust, Inc.	215,486	7,876,013
Broadstone Net Lease, Inc.	158,563	3,463,016
Colony Capital, Inc. *	2,112,934	14,515,857
Empire State Realty Trust, Inc., Class A	600,898	7,108,623
Essential Properties Realty Trust, Inc.	489,885	12,541,056
Global Net Lease, Inc.	389,793	7,616,555
iStar, Inc.	317,106	5,330,552
PS Business Parks, Inc.	86,154	13,350,424
STORE Capital Corp.	1,030,719	35,456,734
VEREIT, Inc.	984,094	46,813,352
Washington Real Estate Investment Trust	362,759	8,579,250
WP Carey, Inc.	753,554	56,855,649
		225,479,124

Health Care REITs 8.8%
CareTrust REIT, Inc.	412,448	9,601,789
Community Healthcare Trust, Inc.	96,954	4,583,985
Diversified Healthcare Trust	1,023,511	3,715,345
Global Medical REIT, Inc.	190,660	2,745,504
Healthcare Realty Trust, Inc.	600,091	18,206,761
Healthcare Trust of America, Inc., Class A	940,221	25,771,458
Healthpeak Properties, Inc.	2,314,373	77,253,771
LTC Properties, Inc.	168,410	6,598,304
Medical Properties Trust, Inc.	2,491,934	52,754,243
National Health Investors, Inc.	193,972	12,784,695
Omega Healthcare Investors, Inc.	995,899	36,469,821
Physicians Realty Trust	905,425	16,415,355
Sabra Health Care REIT, Inc.	906,006	15,827,925
Universal Health Realty Income Trust	55,075	3,811,190
Ventas, Inc.	1,609,745	89,260,360
Welltower, Inc.	1,793,272	134,082,947
		509,883,453

Hotel & Resort REITs 3.0%
Apple Hospitality REIT, Inc.	891,781	14,152,564
Chatham Lodging Trust *	201,343	2,651,687
DiamondRock Hospitality Co. *	903,611	8,746,955
Hersha Hospitality Trust *	157,123	1,689,072
Host Hotels & Resorts, Inc. *	3,030,747	52,037,926
Park Hotels & Resorts, Inc. *	1,014,910	21,099,979
Pebblebrook Hotel Trust	563,771	12,600,282
RLJ Lodging Trust	708,773	10,893,841
Ryman Hospitality Properties, Inc. *	236,319	17,702,656
Service Properties Trust	706,942	8,879,192
Summit Hotel Properties, Inc. *	454,236	4,365,208
Sunstone Hotel Investors, Inc. *	926,352	11,634,981
Xenia Hotels & Resorts, Inc. *	489,458	9,500,380
		175,954,723

Security	Number of Shares	Value ($)
Industrial REITs 11.5%
Americold Realty Trust	1,084,297	41,224,972
Duke Realty Corp.	1,605,655	74,598,731
EastGroup Properties, Inc.	170,441	26,943,313
First Industrial Realty Trust, Inc.	554,925	28,101,402
Industrial Logistics Properties Trust	280,440	7,027,826
Innovative Industrial Properties, Inc.	102,716	18,512,505
Lexington Realty Trust	1,191,789	14,754,348
Monmouth Real Estate Investment Corp.	422,023	7,950,913
Prologis, Inc.	3,166,914	373,189,146
Rexford Industrial Realty, Inc.	564,760	31,191,695
STAG Industrial, Inc.	680,860	24,313,511
Terreno Realty Corp.	295,076	18,772,735
		666,581,097

Office REITs 7.6%
Alexandria Real Estate Equities, Inc.	546,157	97,357,947
Boston Properties, Inc.	609,160	71,612,850
Brandywine Realty Trust	733,953	10,319,379
Columbia Property Trust, Inc.	494,285	8,645,045
Corporate Office Properties Trust	481,924	13,301,102
Cousins Properties, Inc.	637,912	23,660,156
Douglas Emmett, Inc.	708,987	24,616,029
Easterly Government Properties, Inc.	352,258	7,302,308
Equity Commonwealth	522,265	14,330,952
Highwoods Properties, Inc.	446,297	20,386,847
Hudson Pacific Properties, Inc.	648,325	18,794,942
JBG SMITH Properties	475,355	15,311,184
Kilroy Realty Corp.	455,087	31,951,658
Mack-Cali Realty Corp.	369,927	6,314,654
Office Properties Income Trust	207,321	6,059,993
Paramount Group, Inc.	714,543	7,845,682
Piedmont Office Realty Trust, Inc., Class A	533,249	9,859,774
SL Green Realty Corp.	297,779	23,590,052
Vornado Realty Trust	674,289	31,880,384
		443,140,938

Residential REITs 14.8%
American Campus Communities, Inc.	591,569	27,898,394
American Homes 4 Rent, Class A	1,154,418	43,948,693
Apartment Income REIT Corp.	639,738	29,798,996
Apartment Investment & Management Co., Class A	640,029	4,512,205
AvalonBay Communities, Inc.	599,454	124,051,011
Camden Property Trust	419,139	52,551,648
Centerspace	55,789	3,971,619
Equity LifeStyle Properties, Inc.	728,284	51,606,204
Equity Residential	1,473,022	114,085,554
Essex Property Trust, Inc.	279,242	82,457,370
Independence Realty Trust, Inc.	437,160	7,466,693
Invitation Homes, Inc.	2,437,018	88,390,643
Mid-America Apartment Communities, Inc.	491,409	78,969,426
NexPoint Residential Trust, Inc.	96,930	5,024,851

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	214,719	2,106,394
Sun Communities, Inc.	479,527	80,282,410
UDR, Inc.	1,275,232	60,739,300
		857,861,411

Retail REITs 10.7%
Acadia Realty Trust	370,441	8,038,570
Agree Realty Corp.	272,547	19,154,603
American Finance Trust, Inc.	467,586	4,255,033
Brixmor Property Group, Inc.	1,275,461	28,965,719
Federal Realty Investment Trust	300,095	34,312,862
Getty Realty Corp.	157,861	4,914,213
Kimco Realty Corp.	1,858,205	39,598,349
Kite Realty Group Trust	361,887	7,672,004
National Retail Properties, Inc.	753,161	34,909,012
NETSTREIT Corp.	101,120	2,256,998
Realty Income Corp.	1,604,217	109,728,443
Regency Centers Corp.	678,623	43,839,046
Retail Opportunity Investments Corp.	506,919	9,053,573
Retail Properties of America, Inc., Class A	922,979	11,121,897
RPT Realty	349,190	4,452,173
Seritage Growth Properties, Class A *	153,840	2,596,819
Simon Property Group, Inc.	1,411,386	181,348,987
SITE Centers Corp.	717,253	10,737,278
Spirit Realty Capital, Inc.	493,220	23,309,577
Tanger Factory Outlet Centers, Inc.	401,772	7,043,063
The Macerich Co.	498,144	7,925,471
Urban Edge Properties	472,086	9,134,864
Weingarten Realty Investors	515,548	16,894,508
		621,263,062

Specialized REITs 39.6%
American Tower Corp.	1,943,398	496,460,453
CoreSite Realty Corp.	183,845	22,291,206
Crown Castle International Corp.	1,847,098	350,025,071
CubeSmart	857,975	37,570,725
CyrusOne, Inc.	517,559	38,169,976
Digital Realty Trust, Inc.	1,207,793	183,053,107
EPR Properties *	321,501	15,801,774
Equinix, Inc.	362,638	267,162,667
Extra Space Storage, Inc.	567,244	84,978,824
Four Corners Property Trust, Inc.	327,417	9,089,096
Gaming & Leisure Properties, Inc.	940,071	43,581,692
Iron Mountain, Inc.	1,239,178	53,953,810
Lamar Advertising Co., Class A	371,605	38,951,636
Life Storage, Inc.	324,256	32,244,017
Security	Number of Shares	Value ($)
National Storage Affiliates Trust	275,916	12,719,728
Outfront Media, Inc. *	622,881	14,911,771
PotlatchDeltic Corp.	287,701	17,319,600
Public Storage	653,303	184,545,031
QTS Realty Trust, Inc., Class A	277,309	17,575,844
Rayonier, Inc.	592,514	22,628,110
Safehold, Inc.	61,764	4,329,656
SBA Communications Corp.	469,682	140,021,598
The GEO Group, Inc. (a)	519,667	2,697,072
Uniti Group, Inc.	1,000,725	10,867,874
VICI Properties, Inc.	2,305,765	71,778,464
Weyerhaeuser Co.	3,212,762	121,956,446
		2,294,685,248
Total Common Stock
(Cost $4,902,104,264)		5,794,849,056

Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	3,352,055	3,352,055

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	2,310,525	2,310,525
Total Investment Companies
(Cost $5,662,580)		5,662,580

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 06/18/21	180	7,023,600	126,529
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,284,119.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,794,849,056	$—	$—	$5,794,849,056
Investment Companies[1]	5,662,580	—	—	5,662,580
Futures Contracts[2]	126,529	—	—	126,529
Total	$5,800,638,165	$—	$—	$5,800,638,165
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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